Revenue from Sale of Goods (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Revenue [abstract]
Sales returns and recoveries	$ 6,942	$ 3,811